Parametric Commodity Strategy Fund

March 31, 2019

CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)

Short-Term Investments — 98.2%

U.S. Treasury Obligations — 95.2%
Security	Principal Amount (000’s omitted)	Value
U.S. Treasury Bill, 0.00%, 4/25/19(1)	$14,200	$14,177,895
U.S. Treasury Bill, 0.00%, 6/13/19	11,000	10,947,299
U.S. Treasury Bill, 0.00%, 6/20/19(1)	9,600	9,549,671
U.S. Treasury Bill, 0.00%, 7/18/19	38,600	38,327,436
U.S. Treasury Bill, 0.00%, 8/15/19(1)	42,400	42,018,737
U.S. Treasury Bill, 0.00%, 9/12/19	9,000	8,903,165
U.S. Treasury Bill, 0.00%, 10/10/19	23,000	22,715,904
U.S. Treasury Bill, 0.00%, 11/7/19(1)	61,600	60,725,018
U.S. Treasury Bill, 0.00%, 1/2/20	67,400	66,198,207
U.S. Treasury Bill, 0.00%, 1/30/20	33,000	32,351,543

Total U.S. Treasury Obligations (identified cost $305,637,517)		$305,914,875

Other — 3.0%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 2.59%(2)	9,440,259	$9,440,258

Total Other (identified cost $9,440,312)		$9,440,258

Total Short-Term Investments (identified cost $315,077,829)		$315,355,133

Total Investments — 98.2% (identified cost $315,077,829)		$315,355,133

Other Assets, Less Liabilities — 1.8%		$5,873,024

Net Assets — 100.0%		$321,228,157

The percentage shown for each investment category in the Consolidated Portfolio of Investments is based on net assets.

(1)	Security (or a portion thereof) has been pledged as collateral for open futures contracts.

(2)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of March 31, 2019. Net income from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended March 31, 2019 was $134,056.

Futures Contracts

Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Commodity Futures
Brent Crude Oil	89	Long	5/31/19	$5,981,690	$118,939
Cocoa	270	Long	7/16/19	6,129,000	252,770
Coffee	314	Long	7/19/19	11,427,638	(616,838)
Copper	161	Long	7/29/19	11,841,550	10,288
Corn	613	Long	7/12/19	11,225,563	(528,713)
Cotton No. 2	155	Long	7/9/19	6,069,025	222,003
Feeder Cattle	39	Long	8/29/19	3,046,875	95,863
Gold	173	Long	6/26/19	22,464,050	(472,620)
Hard Red Winter Wheat	130	Long	7/12/19	2,845,375	(86,550)
Lean Hogs	163	Long	6/14/19	5,773,460	792,964
Live Cattle	242	Long	6/28/19	11,519,200	153,820
LME Copper	74	Long	4/17/19	12,003,725	1,054,038
LME Copper	76	Long	5/15/19	12,324,350	476,425
LME Copper	73	Long	6/19/19	11,837,863	11,406
LME Lead	109	Long	4/17/19	5,471,800	158,050
LME Lead	115	Long	5/15/19	5,788,813	(251,125)
LME Lead	111	Long	6/19/19	5,597,175	(239,344)
LME Nickel	162	Long	4/17/19	12,557,754	1,746,198
LME Nickel	157	Long	5/15/19	12,199,842	(65,118)
LME Nickel	148	Long	6/19/19	11,530,680	(604,284)
LME Primary Aluminum	480	Long	4/17/19	22,803,000	388,550
LME Primary Aluminum	487	Long	5/15/19	23,147,719	(282,238)
LME Primary Aluminum	500	Long	6/19/19	23,887,500	412,500
LME Tin	27	Long	4/15/19	2,895,345	255,960
LME Tin	28	Long	5/13/19	3,001,180	82,600
LME Tin	27	Long	6/17/19	2,891,970	(19,440)
LME Zinc	178	Long	4/17/19	13,237,638	2,400,775
LME Zinc	177	Long	5/15/19	13,070,344	967,638
LME Zinc	171	Long	6/19/19	12,546,056	677,588
Low Sulphur Gasoil	192	Long	6/12/19	11,702,400	(51,500)
Natural Gas	727	Long	12/27/19	22,442,490	(623,410)
NY Harbor ULSD	139	Long	5/31/19	11,528,882	(198,437)
Palladium	21	Long	6/26/19	2,817,780	7,110
Platinum	139	Long	7/29/19	5,935,995	74,735
RBOB Gasoline	308	Long	5/31/19	24,164,448	1,130,885
Robusta Coffee	193	Long	5/24/19	2,810,080	(193,270)
Silver	309	Long	7/29/19	23,490,180	4,156
Soybean	259	Long	7/12/19	11,625,863	(409,613)
Soybean Meal	187	Long	7/12/19	5,797,000	(78,470)
Soybean Oil	663	Long	7/12/19	11,412,882	(672,703)
Sugar No. 11	416	Long	6/28/19	5,893,888	6,966
Wheat	255	Long	7/12/19	5,909,625	24,987
White Sugar	178	Long	4/15/19	2,890,720	(221,820)
WTI Crude Oil	102	Long	5/21/19	6,148,560	293,760
LME Copper	74	Short	4/17/19	(12,003,725)	(475,913)
LME Copper	76	Short	5/15/19	(12,324,350)	(11,875)
LME Lead	109	Short	4/17/19	(5,471,800)	249,338
LME Lead	115	Short	5/15/19	(5,788,813)	250,844

Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
LME Nickel	162	Short	4/17/19	$(12,557,754)	$104,490
LME Nickel	157	Short	5/15/19	(12,199,842)	645,270
LME Primary Aluminum	480	Short	4/17/19	(22,803,000)	201,000
LME Primary Aluminum	487	Short	5/15/19	(23,147,719)	(398,731)
LME Primary Aluminum	3	Short	6/19/19	(143,325)	(3,731)
LME Tin	27	Short	4/15/19	(2,895,345)	(78,165)
LME Tin	28	Short	5/13/19	(3,001,180)	20,020
LME Zinc	178	Short	4/17/19	(13,237,638)	(1,042,175)
LME Zinc	177	Short	5/15/19	(13,070,344)	(725,700)

					$4,940,153

Abbreviations:

LME	-	London Metal Exchange

RBOB	-	Reformulated Blendstock for Oxygenate Blending

ULSD	-	Ultra-Low Sulfur Diesel

WTI	-	West Texas Intermediate

Basis for Consolidation

The Fund seeks to gain exposure to the commodity markets, in whole or in part, through investments in PSC Commodity Subsidiary, Ltd. (the Subsidiary), a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands with the same objective and investment policies and restrictions as the Fund. The Fund may invest up to 25% of its total assets in the Subsidiary. The net assets of the Subsidiary at March 31, 2019 were $60,349,527 or 18.8% of the Fund’s consolidated net assets. The Consolidated Portfolio of Investments includes positions of the Fund and the Subsidiary.

At March 31, 2019, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.

The Fund is subject to commodity risk in the normal course of pursuing its investment objective. Commodity risk is the risk that the value of a commodity or commodity index will fluctuate based on increases or decreases in the commodities market and factors specific to a particular industry or commodity. The Fund invests primarily in commodities-linked derivative investments, including commodity futures contracts that provide exposure to the investment returns of the commodities markets, without investing directly in physical commodities.

At March 31, 2019, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in an asset position and in a liability position and whose primary underlying risk exposure is commodity risk was $13,291,936 and $8,351,783, respectively.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At March 31, 2019, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Short-Term Investments —
U.S. Treasury Obligations	$—	$305,914,875	$—	$305,914,875
Other	—	9,440,258	—	9,440,258
Total Investments	$—	$315,355,133	$—	$315,355,133
Futures Contracts	$13,291,936	$—	$—	$13,291,936
Total	$13,291,936	$315,355,133	$—	$328,647,069

Liability Description
Futures Contracts	$(8,351,783)	$—	$—	$(8,351,783)
Total	$(8,351,783)	$—	$—	$(8,351,783)

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

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